Employee Compensation and Benefits	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Retirement Benefits [Abstract]
Employee Compensation and Benefits

Note 6 - Employee Compensation and Benefits

The Company has employee benefit plans in the form of certain statutory and other programs covering its employees.

Defined Benefit Plan - Gratuity

The Company’s subsidiaries in India have defined benefit plans comprising of gratuity under Payments of Gratuity Act, 1972 covering eligible employees in India. The present value of the defined benefit obligations and other long-term employee benefits is determined based on actuarial valuation using the projected unit credit method. The rate used to discount defined benefit obligation is determined by reference to market yields at the balance sheet date on Indian government bonds for the estimated term of obligations.

Actuarial gains or losses arising on account of experience adjustment and the effect of changes in actuarial assumptions are initially recognized in the condensed consolidated statements of comprehensive income, and the unrecognized actuarial loss is amortized to the condensed consolidated statements of operations over the average remaining service period of the active employees expected to receive benefits under the plan.

Changes in “Other comprehensive income/ (loss)” during the three months ended June 30, 2024 and 2023 were as follows:

	Three Months Ended June 30,
	2024	2023
Net actuarial loss	$45	$85
Amortization of net actuarial loss	(17)	(22)
Deferred tax benefit	(7)	(16)
Unrecognized actuarial loss on employee benefit plan obligations	$21	$47

Net defined benefit plan costs for the three months ended June 30, 2024 and 2023 include the following components:

	Three Months Ended June 30,
	2024	2023
Service costs	$124	$113
Interest costs	39	25
Amortization of net actuarial loss	17	22
Net defined benefit plan costs	$180	$160

Note 12 - Employee Compensation and Benefits

The Company has employee benefit plans in the form of certain statutory and other programs covering its employees.

Defined Benefit Plan - Gratuity

The Company’s subsidiaries in India have defined benefit plans comprising of gratuity under Payments of Gratuity Act, 1972 covering eligible employees in India. The present value of the defined benefit obligations and other long-term employee benefits is determined based on actuarial valuation using the projected unit credit method. The rate used to discount defined benefit obligation is determined by reference to market yields at the balance sheet date on Indian government bonds for the estimated term of obligations.

Actuarial gains or losses arising on account of experience adjustment and the effect of changes in actuarial assumptions are initially recognized in the consolidated statements of comprehensive income, and the unrecognized actuarial loss is amortized to the consolidated statements of operations over the average remaining service period of the active employees expected to receive benefits under the plan.

The following table provides the status of the defined benefit plans and the amounts recognized in the Company’s consolidated financial statements based on actuarial valuations carried out for the periods ending March 31, 2024 and March 31, 2023, respectively:

	Year Ended March 31,
	2024	2023
Changes in employee benefit plan obligations
Projected benefit obligation at the beginning of the year	$1,357	$908
Interest cost	98	52
Service cost	449	338
Actuarial gains	68	218
Benefits paid directly by employers	(47)	(78)
Effect of exchange rate fluctuation	(19)	(81)
Projected employee benefit plan at the end of the year	$1,906	$1,357

Amounts recognized in the Consolidated Balance Sheets
Recorded in accrued compensation and related benefits, current	(203)	(120)
Recorded in other liabilities	(1,701)	(1,237)
Total project benefit obligation	$(1,904)	$(1,357)

The change in defined benefit obligation for the years ended March 31, 2024 and 2023 is largely due to changes in actuarial assumptions pertaining to demographics and financial assumptions.

Amounts included in the accumulated other comprehensive income as of March 31, 2024 and 2023 were as follows:

	Year Ended March 31,
	2024	2023
Net actuarial loss	$501	$516
Deferred tax benefit	(126)	(129)
Total	$375	$387

Changes in “Other comprehensive income/ (loss)” during the year ended March 31, 2024 and 2023 were as follows:

	Year Ended March 31,
	2024	2023
Net actuarial loss / (gain)	$68	$218
Amortization of net actuarial (gain)	(85)	(62)
Deferred tax expense / (benefit)	5	(39)
Unrecognized actuarial loss / (gain) on employee benefit plan obligations	$(12)	$117

Net defined benefit plan costs for the year ended March 31, 2024 and 2023 include the following components:

	Year Ended March 31,
	2024	2023
Service costs	$449	$338
Interest costs	98	52
Amortization of net actuarial loss	85	62
Net defined benefit plan costs	$632	$452

Assumptions

The Company uses the Projected Unit Credit Method to measure liabilities and interest costs for defined benefit obligations. Under this method, accrued benefit amount is projected to calculate future expected cashflows, which is in turn discounted back at applicable discount rate assumption to arrive at present value of benefit obligation.

The rate used to discount benefit obligations (both funded and unfunded) is determined by reference to market yields on government bonds at the balance sheet date. The currency and term of the government bonds should be consistent with the currency and estimated term of the benefit obligations.

The weighted average assumptions used to determine the benefit obligations of the defined benefit plans as of March 31, 2024 and 2023 are presented below:

	Year Ended March 31,
	2024	2023
Discount rate per annum	8.28%	7.31%
Rate of compensation increase per annum	10.00%	10.00%
Rate of employee turnover per annum	20.00%	20.00%

The table below shows the expected benefit plan payments to the current employees of the plan based on the employee’s past service up to the valuation date plus employee’s future service up to the date of payment:

Expected benefit payments during	As of March 31, 2024
Year 1	203
Year 2	278
Year 3	376
Year 4	524
Year 5	634
Year 6 to Year 10	3,053

The Company’s expected benefit plan payments are based on the same assumptions that were used to measure the Company’s benefit obligations as of March 31, 2023.